Other Current Assets	12 Months Ended
Jun. 30, 2026
Other Current Assets [Abstract]
Other current assets

(9) Other current assets

Other current assets consist of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Prepaid operating costs (i)	-	20,937
Prepaid miscellaneous daily expenses	430	1,364
Excess input value-added tax (“VAT”) credits (ii)	-	4,816
Total	430	27,117

(i)	Amount primarily represents the prepaid external computing or server costs arising from Times Good’s operation.

(ii)	Amount represents VAT already paid or borne by the Group’s PRC entities that are qualified as general VAT taxpayers on the goods purchased which will be utilized to offset against future output VAT when calculating the VAT payable. The VAT balance is recorded either in other current liabilities or other current assets on the consolidated balance sheets.